Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in unrealized fair value of available-for-sale investments [abstract]
Dividends declared per common share	$ 1.385	$ 1.380
Dividends declared	$ 925	$ 991
Dividends reinvested	(25)	(35)
Dividends paid	$ 900	$ 956